Securities - Schedule of Unrealized Losses and Fair Value by Major Security Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Held To Maturity And Available For Sale Securities [Line Items]
Less Than 12 Months Available for Sale Fair Value	$ 69,077	$ 181,800
Less Than 12 Months Available for sale Unrealized Losses	(324)	(7,890)
12 Months or Longer Available for sale Fair Value	50,171	13,462
12 Months or Longer Available for sale Unrealized Losses	(1,193)	(1,015)
Available for sale Fair Value, Total	119,248	195,262
Available for sale Unrealized Losses, Total	(1,517)	(8,905)
Less Than 12 Months Held to maturity Fair Value	5,753	31,882
Less Than 12 Months Held to maturity Unrealized Losses	(26)	(2,426)
12 Months or Longer Held to maturity Fair Value	16,506	5,312
12 Months or Longer Held to maturity Unrealized Losses	(633)	(539)
Held to maturity Fair Value, Total	33,037	37,194
Held to maturity Unrealized Losses, Total	(659)	(2,965)
U.S. Government Sponsored Entities and Agencies [Member]
Schedule Of Held To Maturity And Available For Sale Securities [Line Items]
Less Than 12 Months Available for Sale Fair Value	9,999	12,983
Less Than 12 Months Available for sale Unrealized Losses	(1)	(1,128)
12 Months or Longer Available for sale Fair Value	8,232	1,741
12 Months or Longer Available for sale Unrealized Losses	(313)	(177)
Available for sale Fair Value, Total	18,231	14,724
Available for sale Unrealized Losses, Total	(314)	(1,305)
Less Than 12 Months Held to maturity Fair Value		6,168
Less Than 12 Months Held to maturity Unrealized Losses		(332)
12 Months or Longer Held to maturity Fair Value	2,913	848
12 Months or Longer Held to maturity Unrealized Losses	(87)	(152)
Held to maturity Fair Value, Total	2,913	7,016
Held to maturity Unrealized Losses, Total	(87)	(484)
Mortgage-Backed Securities: Residential [Member]
Schedule Of Held To Maturity And Available For Sale Securities [Line Items]
Less Than 12 Months Available for Sale Fair Value	59,078	168,817
Less Than 12 Months Available for sale Unrealized Losses	(323)	(6,762)
12 Months or Longer Available for sale Fair Value	41,939	11,721
12 Months or Longer Available for sale Unrealized Losses	(880)	(838)
Available for sale Fair Value, Total	101,017	180,538
Available for sale Unrealized Losses, Total	(1,203)	(7,600)
Less Than 12 Months Held to maturity Fair Value	5,246	19,952
Less Than 12 Months Held to maturity Unrealized Losses	(25)	(1,752)
12 Months or Longer Held to maturity Fair Value	13,001	4,042
12 Months or Longer Held to maturity Unrealized Losses	(537)	(309)
Held to maturity Fair Value, Total	18,247	23,994
Held to maturity Unrealized Losses, Total	(562)	(2,061)
State and Political Subdivisions [Member]
Schedule Of Held To Maturity And Available For Sale Securities [Line Items]
Less Than 12 Months Held to maturity Fair Value	507	5,762
Less Than 12 Months Held to maturity Unrealized Losses	(1)	(342)
12 Months or Longer Held to maturity Fair Value	592	422
12 Months or Longer Held to maturity Unrealized Losses	(9)	(78)
Held to maturity Fair Value, Total	1,099	6,184
Held to maturity Unrealized Losses, Total	$ (10)	$ (420)